UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2023

Date of reporting period: July 31, 2023

Item 1. Reports to Stockholders.

Altrius Global Dividend ETF

Annual Report

July 31, 2023

ALTRIUS GLOBAL DIVIDEND ETF

ALTRIUS GLOBAL DIVIDEND ETF

LETTER TO SHAREHOLDERS

July 31, 2023

1323 Commerce Drive

New Bern, North Carolina 28562

Altrius ETFs (www.altriusfunds.com)

July 31, 2023

Dear Altrius Global Dividend ETF Shareholders,

Thank you for your investment in the Altrius Global Dividend ETF (“DIVD” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception on September 30, 2022, through July 31, 2023 (“FY 2023”).

The Fund is an actively managed exchange-traded fund (“ETF”) that is designed to provide capital appreciation and income by identifying dividend paying companies with attractive valuations and other financial characteristics. Altrius Capital Management, Inc. (the Sub-Adviser) is responsible for the Fund’s security investment recommendations.

To pursue its objective, the Fund will invest at least 90% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities. The principal type of equity security in which the Fund will invest is common stock. The Fund invests primarily in the securities of issuers that the Sub-Adviser believes to have attractive valuations, potential for long-term growth, sustainable dividends, and other appealing financial characteristics. The Fund’s portfolio is composed of approximately 45 to 100 stocks (including American Depositary Receipts or ADRs). Under normal market conditions, at least 30% of the Fund’s assets will be invested outside the United States. At time of purchase, the majority of stocks will have a market capitalization greater than $1 Billion.

For FY 2023, DIVD was up 29.74% at its market price and up 29.83% at net asset value (NAV). Over the period, DIVD outperformed the 70% Solactive GBS US 1000/30% Solactive GBS Developed Markets ex-North America Large and Mid-Cap USD Blended Index which was up 29.59%.

Returns for the portfolio have been led by our allocation to internationally based stocks. The decade prior to 2022, there has been a long trend of U.S. based stocks outperforming their internationally based counterparts on a relative basis. While there has been a consistent call from investors that a reversal in this trend was long overdue and consequently imminent, we find the task of being able to precisely time this trend reversal both impossible and impractical. Market timing is impossible because an investor would need to perfectly time both the bottom and the top. Asking for an investor to accomplish one on its own is difficult enough, pairing the two together is, while technically possible, highly improbable.

Further, we find predicting this trend reversal impractical because of the way markets and companies functionally work in today’s world. We understand that traditional institutions label a company “domestic” based on if a company is headquartered in the United States, or “international” if it is headquartered outside of the United States. However, we have always believed that this is an unfair way to label companies. What if a United States headquartered company has more than 70% of its revenue generated outside of the United States? Should this company truly be considered domestic when the majority of its revenue and earnings are being generated internationally? We prefer to blur the lines between “domestic” and “international” labels by focusing on companies that operate globally through analyzing their sales, earnings, and operations from a macro lens.

To this end, the portfolio is comprised of companies that generate geographically diversified revenue and earnings, and we will continue to seek out companies that fit our investment thesis.

The best and worst securities listed below are based on their contribution to the Fund’s return over FY 2023, taking into consideration the weighting of each security.

ALTRIUS GLOBAL DIVIDEND ETF

LETTER TO SHAREHOLDERS (CONTINUED)

July 31, 2023

The best performing security in the Fund’s portfolio during FY 2023 was Posco Holdings, INC. (PKX), which returned 214.96%. The second-best performing security was Banco Bilbao Vizcaya Argentaria (BBVA), which returned 88.22%. The third best performing security for the period was Siemens (SIEGY), which returned 79.11%.

The worst performing security in the Fund’s portfolio during FY 2023 was VF Corp (VFC), which returned -36.46%. The second worst performing security was B&G Foods (BGS), which returned -25.89%. The third worst performing security was Hanesbrands (HBI), which returned -20.22%.

DIVD aims to distribute income to shareholders on a monthly basis.

We appreciate your continued investment in the Fund.

Sincerely,

/s/ James Russo

James Russo

Chief Investment Strategist; Portfolio Manager

Altrius Capital Management, Inc.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

Any offering must be preceded or accompanied by a prospectus.

Investments involve risk and principal loss is possible. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the following principal risks, among others:

Please refer to the prospectus for additional risk information.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy, or investment product. We make no representation or warranty as to the accuracy or completeness of the information contained in this report, including third-party data sources. The views expressed are as of the publication date and subject to change at any time. No part of this material may be reproduced in any form or referred to in any other publication without express written permission. References to other funds should not be interpreted as an offer or recommendation of these securities.

The Fund is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is Empowered Funds, LLC dba EA Advisers. The Fund’s investment sub-adviser is Altrius Capital Management, Inc.

ALTRIUS GLOBAL DIVIDEND ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Altrius Global Dividend ETF - NAV $12,983
Altrius Global Dividend ETF - MKT $12,974
70% US 1000 Index, 30% Developed Markets ex NA Large & Mid Cap Index - Solactive[1] $12,959
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Sep-30-22
Oct-31-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Altrius Global Dividend ETF - NAV
Altrius Global Dividend ETF - MKT
70% US 1000 Index, 30% Developed Markets ex NA Large & Mid Cap Index - Solactive1

Average Annual Return*
Since Inception
(September 30, 2022)
Altrius Global Dividend ETF - NAV	29.83%
Altrius Global Dividend ETF - MKT	29.74%
70% US 1000 Index, 30% Developed Markets ex NA Large & Mid Cap Index - Solactive[1]	29.59%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on September 30, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
1.	70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return)

ALTRIUS GLOBAL DIVIDEND ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023 (Unaudited)

Sector[1]	% Net Assets
Health Care	20.5%
Financials	20.4%
Industrials	14.6%
Consumer Staples	11.2%
Materials	9.9%
Energy	7.0%
Consumer Discretionary	6.5%
Information Technology	5.1%
Communication Services	2.0%
Real Estate	1.9%
Other[2]	0.9%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

ALTRIUS GLOBAL DIVIDEND ETF

INDEX OVERVIEW (UNAUDITED)

July 31, 2023

Solactive GBS United States 1000 Index

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

Solactive GBS Developed Markets ex-North America Large and Mid Cap USD Index

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

Altrius Global Dividend ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.9%
2,761	BAE Systems PLC ADR (a)	$134,350
325	General Dynamics Corp.	72,663
161	Lockheed Martin Corp.	71,866
		278,879
Air Freight & Logistics - 2.2%
3,121	DHL Group ADR (a)	160,731

Apparel, Accessories & Luxury Goods - 1.0%
3,580	VF Corp.	70,920

Asset Management & Custody Banks - 1.1%
2,691	Franklin Resources, Inc.	78,685

Automobile Manufacturers - 4.5%
7,757	Stellantis N.V. ADR (a)	159,406
948	Toyota Motor Corp. ADR (a)	159,491
		318,897
Biotechnology - 2.1%
513	AbbVie, Inc.	76,735
966	Gilead Sciences, Inc.	73,551
		150,286
Broadcasting - 1.0%
4,246	Paramount Global - Class B	68,063

Cargo Ground Transportation - 1.1%
805	Ryder System, Inc.	82,231

Commodity Chemicals - 3.0%
1,380	Dow, Inc.	77,929
1,380	LyondellBasell Industries N.V. - Class A ADR (a)	136,427
		214,356
Communications Equipment - 1.1%
1,589	Cisco Systems, Inc.	82,692

Construction Machinery & Heavy Transportation Equipment - 1.1%
285	Caterpillar, Inc.	75,573

Diversified Banks - 12.6%
21,174	Banco Bilbao Vizcaya Argentaria S.A. ADR (a)	168,121
2,544	Bank of America Corp.	81,408
4,547	BNP Paribas S.A. ADR (a)	150,233
1,610	Citigroup, Inc.	76,733
575	JPMorgan Chase & Co.	90,827
623	PNC Financial Services Group, Inc.	85,282

The accompanying notes are an integral part of these financial statements.

Altrius Global Dividend ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
1,523	Royal Bank of Canada ADR (a)	$150,975
2,442	U.S. Bancorp	96,899
		900,478
Drug Retail - 1.1%
2,540	Walgreens Boots Alliance, Inc.	76,124

Electrical Components & Equipment - 3.4%
786	Eaton Corp. PLC ADR (a)	161,382
877	Emerson Electric Co.	80,114
		241,496
Health Care Distributors - 1.2%
970	Cardinal Health, Inc.	88,726

Health Care Services - 1.2%
301	Cigna Group	88,825

Home Furnishings - 1.1%
2,633	Leggett & Platt, Inc.	77,042

Household Products - 1.2%
534	Procter & Gamble Co.	83,464

Industrial Conglomerates - 3.0%
670	3M Co.	74,705
1,672	Siemens AG ADR (a)	142,655
		217,360
Integrated Oil & Gas - 5.9%
3,727	BP PLC ADR (a)	139,017
444	Chevron Corp.	72,665
690	Exxon Mobil Corp.	73,996
2,235	TotalEnergies SE ADR (a)	136,000
		421,678
Integrated Telecommunication Services - 1.1%
2,290	Verizon Communications, Inc.	78,043

IT Consulting & Other Services - 1.1%
555	International Business Machines Corp.	80,020

Life & Health Insurance - 3.8%
7,176	Manulife Financial Corp. ADR (a)	143,520
4,738	Prudential PLC ADR (a)	132,285
		275,805
Multi-line Insurance - 3.0%
1,265	American International Group, Inc.	76,254
4,508	AXA S.A. ADR (a)	138,982
		215,236

The accompanying notes are an integral part of these financial statements.

Altrius Global Dividend ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Oil & Gas Refining & Marketing - 1.2%
759	Phillips 66	$84,666

Packaged Foods & Meats - 4.0%
1,840	Kraft Heinz Co.	66,571
1,152	Nestle S.A. ADR (a)	141,581
1,462	Tyson Foods, Inc. - Class A	81,463
		289,615
Paper & Plastic Packaging Products & Materials - 4.0%
12,266	Amcor PLC ADR (a)	125,849
2,283	International Paper Co.	82,325
529	Packaging Corp. of America	81,122
		289,296
Pharmaceuticals - 16.1%
2,147	AstraZeneca PLC ADR (a)	153,940
8,702	Bayer AG ADR (a)	127,049
1,015	Bristol-Myers Squibb Co.	63,123
3,910	GSK PLC ADR (a)	139,079
462	Johnson & Johnson	77,399
713	Merck & Co., Inc.	76,041
1,514	Novartis AG ADR (a)	158,819
2,058	Pfizer, Inc.	74,211
3,566	Roche Holding AG ADR (a)	138,004
2,679	Sanofi ADR (a)	142,978
		1,150,643
Semiconductors - 3.0%
138	Broadcom, Inc.	124,014
2,625	Intel Corp.	93,896
		217,910
Soft Drinks & Non-alcoholic Beverages - 1.2%
440	PepsiCo, Inc.	82,482

Specialty Chemicals - 1.0%
851	Eastman Chemical Co.	72,829

Steel - 2.0%
1,134	POSCO Holdings, Inc. ADR (a)	142,306

Tobacco - 3.8%
1,617	Altria Group, Inc.	73,444
3,665	British American Tobacco PLC ADR (a)	123,437
740	Philip Morris International, Inc.	73,793
		270,674
	TOTAL COMMON STOCKS (Cost $6,520,295)	7,026,031

The accompanying notes are an integral part of these financial statements.

Altrius Global Dividend ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Office REITs - 1.0%
1,076	Boston Properties, Inc.	$71,694
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,892)	71,694

MONEY MARKET FUNDS - 0.7%
55,207	First American Government Obligations Fund - Class X, 5.14% (b)	55,207
	TOTAL MONEY MARKET FUNDS (Cost $55,207)	55,207

	TOTAL INVESTMENTS (Cost $6,638,394) - 99.8%	$7,152,932
	Other Assets in Excess of Liabilities - 0.2%	10,842
	TOTAL NET ASSETS - 100.0%	$7,163,774

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Foreign issued security.
(b)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2023

Altrius Global Dividend ETF
Assets:
Investments in securities, at value	$7,152,932
Dividends and interest receivable	13,707
Total assets	7,166,639

Liabilities:
Accrued investment advisory fees	2,865
Total liabilities	2,865
Net Assets	$7,163,774

Net Assets Consist of:
Paid-in capital	$6,655,353
Total distributable earnings (accumulated deficit)	508,421
Net Assets:	$7,163,774

Calculation of Net Asset Value Per Share:
Net Assets	$7,163,774
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	230,000
Net Asset Value per Share	$31.15

Cost of Investments in Securities	$6,638,394

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

STATEMENT OF OPERATIONS

For the Period Ended July 31, 2023

Altrius Global Dividend ETF(1)
Investment Income:
Dividend income (net of $11,098 of foreign withholding tax)	$138,187
Interest income	525
Total investment income	138,712

Expenses:
Investment advisory fees	15,565
Net expenses	15,565

Net Investment Income	123,147

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	53,345
Foreign currency	(2)
53,343
Net change in unrealized appreciation on:
Investments	514,538
514,538
Net realized and unrealized gain on investments:	567,881
Net Increase in Net Assets Resulting from Operations	$691,028

(1)	The Fund commenced operations on September 30, 2022.

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

STATEMENT OF CHANGES IN NET ASSETS

Altrius Global Dividend ETF
For the Period Ended July 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$123,147
Net realized gain on investments and foreign currency	53,343
Net change in unrealized appreciation on investments	514,538
Net increase in net assets resulting from operations	691,028

Distributions to Shareholders:
Distributable Earnings	(122,818)
Total distributions to shareholders	(122,818)

Capital Share Transactions:
Proceeds from shares sold	6,904,119
Payments for shares redeemed	(308,555)
Net increase in net assets derived from net change in capital share transactions	6,595,564

Net Increase in Net Assets	7,163,774

Net Assets:
Beginning of period	-
End of period	$7,163,774

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-
Shares sold	240,000
Shares repurchased	(10,000)
Shares outstanding, end of period	230,000

(1)	The Fund commenced operations on September 30, 2022.

The accompanying notes are an integral part of these financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

FINANCIAL HIGHLIGHTS

For the Period Ended July 31, 2023

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(4)(6)
Altrius Global Dividend ETF
September 30, 2022(5) to July 31, 2023	$24.62	0.95	6.33	7.28	(0.75)	(0.75)	$31.15	29.83%	$7,164	0.49%	3.88%	13%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(5)	Commencement of operations.
(6)	Excludes the impact of in-kind transactions.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS

JULY 31, 2023

NOTE 1 – ORGANIZATION

Altrius Global Dividend ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 30, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term growth of capital and income.

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment strategy is to seek capital appreciation and income by identifying dividend paying companies with attractive valuations and other financial characteristics. In the view of the Fund’s sub-adviser (Altrius Capital Management, Inc.), the Fund will pursue its investment strategy by investing at least 90% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities.

Shares of the Fund are listed and traded on The Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Fund or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. (“Variable Transaction Fees”), which are payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of July 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Altrius Global Dividend ETF
Assets*
Common Stocks	$7,026,031	$-	$-	$7,026,031
Real Estate Investment Trusts	71,694	-	-	71,694
Money Market Funds	55,207	-	-	55,207
Total Investments in Securities	$7,152,932	$-	$-	$7,152,932

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended July 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended July 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended July 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended July 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

The Fund expects to declare and to distribute all of its net investment income, if any, to shareholders as dividends on a monthly basis. The Fund will distribute net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended July 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings	Paid in Capital
Altrius Global Dividend ETF	$(59,789)	$59,789

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Dividend-Paying Common Equity Security Risk. In selecting common equity securities in which the Fund will invest, the Sub-Adviser will consider the issuer’s history of paying regular periodic dividends to its common equity holders. Such dividends are not fixed but are paid periodically at the discretion of the issuer’s board of directors. Companies that have historically paid dividends are not required to continue to pay dividends and could reduce or eliminate the payment of dividends in the future.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Value Investing Risk. The Sub-Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Sub-Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Those conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

Altrius Capital Management, Inc. (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on September 26, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in the semi-annual report dated January 31, 2023.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended July 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Altrius Global Dividend ETF	$533,456	$453,393

For the fiscal period ended July 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Altrius Global Dividend ETF	$6,540,756	$90,983

For the fiscal period ended July 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Altrius Global Dividend ETF	$59,789	$-

There were no purchases or sales of U.S. Government securities during the fiscal period ended July 31, 2023.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2023 were as follows:

Altrius Global Dividend ETF
Tax cost of Investments	$6,646,800
Gross tax unrealized appreciation	690,005
Gross tax unrealized depreciation	(183,873)
Net tax unrealized appreciation (depreciation)	$506,132
Undistributed ordinary income	321
Undistributed long-term gain	1,968
Total distributable earnings	2,289
Other accumulated gain (loss)	-
Total accumulated gain (loss)	$508,421

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended July 31, 2023, the Fund did not defer any post-October capital losses or qualified late year losses.

At July 31, 2023, the Fund did not have any capital loss carryforwards.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended July 31, 2023, was as follows:

Fiscal Period Ended July 31, 2023
Ordinary Income
Altrius Global Dividend ETF	$122,818

NOTE 8 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On June 9, 2023, the Board of Trustees (“Board”) of the EA Series Trust (the “Trust”), including a majority of the Independent Trustees, upon the recommendation and approval of the Audit Committee of the Board, appointed Tait Weller, LLP (“Tait”) to serve as the Fund’s independent registered public accounting firm for the Fund for the fiscal year ended July 31, 2023. Tait was approved as the auditor for all funds in the Trust. Tait replaces Spicer Jefferies, LLP (“Spicer”) in this role. Spicer did not resign and did not decline to stand for re-election.

During the interim period from inception of the Fund through June 9, 2023, during which Spicer served as the Fund’s independent registered public accounting firm, there were no: (1) disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) with Spicer on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events (as described in Item 304(a)(1)(v) of Regulation S-K).

During the interim period from inception of the Fund through June 9, 2023, neither Trust Management, the Fund nor anyone on its behalf, consulted Tait regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements of the Fund and no written report or oral advice was provided to the Fund by Tait or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

Spicer Jefferies has furnished the Trust with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter, dated September 28, 2023 is attached as an exhibit.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2023

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to July 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

ALTRIUS GLOBAL DIVIDEND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Altrius Global Dividend ETF and

The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Altrius Global Dividend ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of July 31, 2023, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 30, 2022 (commencement of operations) to July 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

September 28, 2023

ALTRIUS GLOBAL DIVIDEND ETF

EXPENSE EXAMPLE

JULY 31, 2023 (UNAUDITED)

As a shareholder of Altrius Global Dividend ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the fiscal period and held the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period February 1, 2023 to July 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period February 1, 2023 to July 31, 2023
Altrius Global Dividend ETF[1]
Actual	0.49%	$1,000.00	$1,045.80	4.19
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.36	2.46

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

ALTRIUS GLOBAL DIVIDEND ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

ALTRIUS GLOBAL DIVIDEND ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended July 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Altrius Global Dividend ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2023 was as follows:

Altrius Global Dividend ETF	41.73%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

ALTRIUS GLOBAL DIVIDEND ETF

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended July 31, 2023. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Altrius Global Dividend ETF	11,098	0.05	61.98%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ALTRIUS GLOBAL DIVIDEND ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	42	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	42	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	42	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman; President	Since 2014; 2014 – 2023	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	42	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALTRIUS GLOBAL DIVIDEND ETF

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer; Secretary	Since 2023; Since 2015	Chief Operating Officer (2014 – 2022) and Managing Member (2014 – present), Alpha Architect, LLC; Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Treasurer and Chief Financial Officer; Assistant Treasurer	Since 2023; 2022 – 2023	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – Present), Chief Compliance Officer, Snow Compliance (2015 – 2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019 – 2022).

ALTRIUS GLOBAL DIVIDEND ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://altriusfunds.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://altriusfunds.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://altriusfunds.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Altrius Capital Management, Inc.

1323 Commerce Drive

New Bern, North Carolina 28562

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Altrius Global Dividend ETF

Symbol – DIVD

CUSIP – 02072L656

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Altrius Global Dividend ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Altrius Global Dividend ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following tables indicate the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Altrius Global Dividend ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	October 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	October 5, 2023

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Chief Financial Officer and Treasurer

Date:	October 5, 2023